SHORT- TERM AND LONG- TERM DEBT (TABLES)	12 Months Ended
Dec. 31, 2012
Debt Disclosure Tables [Abstract]
Short Term And Long Term Debt [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%)	$323	$445
Total short-term debt	323	445

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015	200	200
Total long-term debt	200	200

Total Short-term and Long-term Debt	$523	$645